MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST        TWO WORLD TRADE CENTER,
LETTER TO THE SHAREHOLDERS MARCH 31, 2000            NEW YORK, NEW YORK 10048

DEAR SHAREHOLDER:

During the six-month period ended March 31, 2000, the U.S. economy continued to exhibit very strong growth with only moderate inflationary pressure. Concerned about the economy's strength and its own heightened fear of inflationary pressure, the Federal Reserve Board continued its monetary policy by incrementally raising the federal funds rate to 6.00 percent -- a total increase of 125 basis points (1.25 percentage points) since their first move in February 1999. Earlier in the period, the Fed added substantial liquidity to the marketplace in response to concerns surrounding the Y2K bug. This action fueled the equity markets to new heights during the final months of 1999, as interest rates rose to their highest levels in several years. As a result, interest rates on intermediate Treasuries were highly volatile, with yields on five-year Treasuries ranging between 5.75 percent and 6.77 percent. On March 31, 2000, the five-year Treasury note was yielding 6.31 percent compared to 5.75 percent six months ago.

LOAN SYNDICATION OVERVIEW

Over the past six months, the syndicated loan market grew, albeit at a slower rate primarily as a result of the default rates and new-issue flow. High-yield corporate default rates rose throughout the fourth quarter of 1999, ending the year at 3.85 percent. The trend, however, seems to have reversed during the first quarter of 2000, closing at 3.58 percent. Although the senior secured status of the loans somewhat insulates the asset class, its volatility has increased somewhat. New issuance slowed at year-end, mostly due to Y2K concerns and throughout the first quarter due to continued weakness in the high-yield market.

PERFORMANCE

For the six-month period ended March 31, 2000, Morgan Stanley Dean Witter Prime Income Trust posted a total return of 3.72 percent. The Fund's yield for the trailing 12 months of 8.14 percent continues to

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
LETTER TO THE SHAREHOLDERS MARCH 31, 2000, CONTINUED

provide a 200- to 300-basis-point yield advantage over short-term instruments. Prime Income Trust's net asset value (NAV) was $9.84 on March 31, 2000, compared to $9.87 at September 30, 1999.

On March 31, 2000, the Trust's total net assets exceeded $2.6 billion, an increase of 6.5 percent over the six-month period. Assets of the Trust continued to grow, due in large part to new subscriptions totaling $270 million. The Trust is a continuously offered closed-end fund. Currently, the Trust intends to consider conducting quarterly tender offers. For the six-month period ended March 31, 2000, there were two quarterly tender offers totaling $144 million, or
5.5 percent of net assets.

PORTFOLIO STRATEGY

The Trust's investment objective is to provide a high level of current income consistent with the preservation of capital. The Trust seeks to achieve this objective by investing primarily in senior loans, which generally pay interest at rates that float or are reset at a margin above a generally recognized base-lending rate, such as the London Interbank Offered Rate (LIBOR), the prime rate or other base lending rates used by commercial lenders.

The Trust is a widely diversified portfolio that utilizes credit analysis as the cornerstone of its investment process. On March 31, 2000, the Trust had exposure to more than 180 issuers across more than 90 industries. The highest industry concentrations continued to be in sectors we believe capable of achieving sustained growth and solid earnings performance such as broadcasting, media and telecommunications. The Trust's management maintained its discipline of strict credit analysis with a focus on borrowers' leverage levels and liquidity.

LOOKING AHEAD

U.S. economic growth is likely to moderate while inflation remains at acceptable levels. However, should our economy continue to display inordinately strong growth coupled with accelerating inflation, the Federal Reserve may need to address its current stance on monetary policy more aggressively. Corporate earnings are expected to remain moderate, and high-yield default rates should return to a lower 2.00 percent to 2.50 percent by year-end.

Going forward we will continue to maintain a watchful eye on the credit conditions in the senior loan sector. In addition, we will continue to scrutinize the financial position of the Trust's borrowers and uphold our strict screening process for credit approval, both for positions owned and for potential investments.

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
LETTER TO THE SHAREHOLDERS MARCH 31, 2000, CONTINUED

We appreciate your ongoing support of Morgan Stanley Dean Witter Prime Income Trust and look forward to continuing to serve your investment needs.

Very truly yours,

[/S/ CHARLES A. FIUMEFREDDO]             [/S/ MITCHELL M. MERIN]
CHARLES A. FIUMEFREDDO                   MITCHELL M. MERIN
CHAIRMAN OF THE BOARD                    PRESIDENT

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
PORTFOLIO OF INVESTMENTS MARCH 31, 2000 (UNAUDITED)

PRINCIPAL
AMOUNT IN                                                                                 COUPON          MATURITY
THOUSANDS                                                                                  RATE             DATE        VALUE
----------------------------------------------------------------------------------------------------------------------------------
           SENIOR COLLATERALIZED TERM LOANS (a) (88.4%)
           ACCIDENT & HEALTH INSURANCE (0.2%)
$  2,475   BRW Acquisition, Inc. (b).............................................          8.42%          07/10/06  $    2,472,624
   2,475   BRW Acquisition, Inc. (b).............................................          8.67           07/10/07       2,472,550
                                                                                                                    --------------
                                                                                                                         4,945,174
                                                                                                                    --------------
           AEROSPACE (1.4%)
  14,738   Avborne, Inc. (b).....................................................      9.81 - 9.94        06/30/05      14,733,872
   6,930   Decrane Aircraft Holdings,
             Inc. (b)............................................................          9.43           04/23/06       6,928,129
  16,667   Fairchild Holding Corp. (b)...........................................      9.37 - 9.38        04/30/06      16,666,447
                                                                                                                    --------------
                                                                                                                        38,328,448
                                                                                                                    --------------
           AIR FREIGHT/DELIVERY SERVICES (1.0%)
   8,460   Erickson Air-Crane Co.,
             L.L.C. (b)..........................................................          10.14          12/31/04       8,456,934
   3,172   Evergreen International Aviation, Inc.................................          9.32           05/31/02       3,165,001
   6,201   Evergreen International Aviation, Inc.................................          9.37           05/07/03       6,187,111
   8,447   First Security Bank, National Association as Owner Trustee............          9.25           05/07/03       8,427,845
                                                                                                                    --------------
                                                                                                                        26,236,891
                                                                                                                    --------------
           APPAREL (2.0 %)
  14,387   American Marketing Industries, Inc. (b)...............................     9.69 - 10.06        11/29/02      14,385,142
   3,880   American Marketing Industries, Inc. (b)...............................     9.69 - 10.06        11/30/03       3,879,707
   2,695   American Marketing Industries, Inc. (b)...............................     9.88 - 10.06        11/30/04       2,694,675
   4,165   American Marketing Industries, Inc. (b)...............................     9.88 - 10.06        11/30/05       4,164,569
   6,748   Arena Brands, Inc. (b)................................................      9.35 - 9.97        06/01/02       6,741,298
     808   Arena Brands, Inc.
             (Revolver) (b)......................................................     9.18 - 11.25        06/01/02         808,298
  16,094   St. John Knits International,
             Inc. (b)............................................................          9.38           07/31/07      16,085,550
   5,922   The William Carter Co.................................................      8.07 - 8.44        10/30/03       5,919,513
                                                                                                                    --------------
                                                                                                                        54,678,752
                                                                                                                    --------------
           AUTO PARTS - O.E.M. (3.0%)
   9,700   Accuride Corp.........................................................          7.78           01/21/06       9,615,125
   7,350   Accuride Corp. (b)....................................................          8.28           01/21/07       7,349,780
   6,283   J.L. French Automotive Castings, Inc..................................      8.91 - 9.04        10/21/06       6,288,294

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
PORTFOLIO OF INVESTMENTS MARCH 31, 2000 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN                                                                                 COUPON          MATURITY
THOUSANDS                                                                                  RATE            DATE         VALUE
----------------------------------------------------------------------------------------------------------------------------------
$ 15,000   Meridian Automotive Systems, Inc. (b).................................          8.94%          05/25/06  $   14,999,400
   7,000   Polypore Inc. (b).....................................................          9.63           12/31/06       6,999,860
   5,925   Special Devices, Inc. (b).............................................          9.56           12/15/05       5,924,052
   7,900   Stoneridge, Inc.......................................................          9.78           12/31/05       7,929,625
   5,000   Tenneco, Inc..........................................................          9.35           11/04/07       5,024,050
   5,000   Tenneco, Inc..........................................................          9.60           05/04/08       5,024,050
  10,000   Transportation Technologies Industries, Inc. (b)......................      9.74 - 9.89        03/31/07       9,997,700
                                                                                                                    --------------
                                                                                                                        79,151,936
                                                                                                                    --------------
           AUTOMOTIVE AFTERMARKET (0.2%)
   2,046   Safelite Glass Corp. (b)..............................................          9.31           12/23/04       2,045,681
   2,046   Safelite Glass Corp. (b)..............................................          9.56           12/23/05       2,045,681
                                                                                                                    --------------
                                                                                                                         4,091,362
                                                                                                                    --------------
           BEVERAGES - NON-ALCOHOLIC (0.4%)
   9,453   The American Bottling Co..............................................          9.06           10/07/07       9,478,116
                                                                                                                    --------------
           BOOKS/MAGAZINE (1.1%)
  18,648   Advanstar Communications, Inc.........................................          8.63           04/30/05      18,624,963
   4,929   Advanstar Communications, Inc.........................................          9.13           06/30/07       4,934,219
   4,750   Ziff Davis, Inc.......................................................          11.38          03/31/06       4,748,813
                                                                                                                    --------------
                                                                                                                        28,307,995
                                                                                                                    --------------
           BROADCAST/MEDIA (2.5%)
  20,000   Benedek Broadcasting
             Corp. (b)...........................................................      9.43 - 9.53        11/20/07      19,995,236
   9,960   Black Entertainment Television, Inc...................................      7.81 - 7.94        06/30/06       9,843,767
   2,850   Cumulus Media, Inc. (b)...............................................          9.19           09/30/07       2,849,288
   1,900   Cumulus Media, Inc. (b)...............................................          9.32           02/28/08       1,899,525
   5,000   Gray Communications Systems, Inc. (b).................................          9.25           12/31/05       4,999,800
  18,167   Sinclair Broadcast Group,
             Inc. (b)............................................................          7.68           09/15/05      18,158,673
  10,000   Susquehanna Media Co..................................................      8.50 - 8.75        06/30/08      10,033,300
                                                                                                                    --------------
                                                                                                                        67,779,589
                                                                                                                    --------------
           BUILDING MATERIALS (0.6%)
   6,000   Dayton Superior Corp..................................................          8.72           09/29/05       5,997,480
   9,000   Onex ABCO Limited
             Partnership (b).....................................................      9.55 - 9.59        11/15/05       8,996,005
                                                                                                                    --------------
                                                                                                                        14,993,485
                                                                                                                    --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
PORTFOLIO OF INVESTMENTS MARCH 31, 2000 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN                                                                                 COUPON          MATURITY
THOUSANDS                                                                                  RATE            DATE         VALUE
----------------------------------------------------------------------------------------------------------------------------------
           CABLE TELEVISION (2.4%)
$ 30,000   Charter Communications Operating, LLC.................................      8.54 - 8.58     %  03/18/08  $   29,832,600
   9,336   Classic Cable, Inc....................................................      8.75 - 8.81        01/31/08       9,335,943
  10,657   General Cable Corp....................................................          9.00           05/27/07      10,635,398
  15,000   RCN Corp..............................................................          9.63           06/03/07      15,089,700
                                                                                                                    --------------
                                                                                                                        64,893,641
                                                                                                                    --------------
           CASINO/GAMBLING (1.0%)
   5,401   Alliance Gaming Corp. (b).............................................      9.29 - 9.34        01/31/05       5,396,176
   2,155   Alliance Gaming Corp. (b).............................................      9.54 - 9.59        07/31/05       2,153,022
   5,000   Harrah's Jazz Co. (b).................................................          7.13           04/30/05       4,995,150
   2,667   Isle of Capri Casinos, Inc............................................      9.37 - 9.59        03/02/06       2,676,667
   2,333   Isle of Capri Casinos, Inc............................................          9.49           03/02/07       2,342,083
   9,975   Palace Station Hotel & Casino, Inc. (b)...............................          8.60           12/31/05       9,972,900
                                                                                                                    --------------
                                                                                                                        27,535,998
                                                                                                                    --------------
           CELLULAR TELEPHONE (2.1%)
  12,406   Centennial Puerto Rico Operating Corp.................................          9.18           05/31/07      12,437,886
   7,406   Centennial Puerto Rico Operating Corp.................................          9.43           11/30/07       7,427,062
  35,602   Microcell Connexions, Inc.............................................      9.24 - 9.28        03/01/06      35,598,543
                                                                                                                    --------------
                                                                                                                        55,463,491
                                                                                                                    --------------
           COAL MINING (0.5%)
  14,717   Quaker Coal Company, Inc..............................................          10.50          06/30/06      14,717,272
                                                                                                                    --------------
           CONSUMER SPECIALTIES (0.9%)
   2,369   American Safety Razor Co..............................................      9.79 - 9.91        04/30/07       2,368,565
   8,196   Amscan Holdings, Inc. (b).............................................     8.41 - 10.38        12/31/04       8,194,827
   5,428   Jet Plastica Industries, Inc. (b).....................................      8.50 - 8.81        12/31/02       5,428,203
   8,891   Jet Plastica Industries, Inc. (b).....................................          9.31           12/31/04       8,888,472
     541   Jet Plastica Industries, Inc. (Revolver) (b)..........................          10.63          12/31/04         540,540
                                                                                                                    --------------
                                                                                                                        25,420,607
                                                                                                                    --------------
           CONSUMER SUNDRIES (0.7%)
   1,633   The Boyds Collection, Ltd.............................................      8.06 - 8.13        04/21/06       1,620,822
     698   World Kitchen, Inc.
             (Revolver) (b)......................................................      8.49 - 8.94        04/09/05         697,779
  15,680   World Kitchen, Inc. (b)...............................................      8.89 - 9.10        10/09/06      15,677,907
                                                                                                                    --------------
                                                                                                                        17,996,508
                                                                                                                    --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
PORTFOLIO OF INVESTMENTS MARCH 31, 2000 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN                                                                                 COUPON          MATURITY
THOUSANDS                                                                                  RATE            DATE         VALUE
----------------------------------------------------------------------------------------------------------------------------------
           CONSUMER/BUSINESS SERVICES (3.2%)
$ 13,848   Bridge Information Systems,
             Inc. (b)............................................................      9.63 - 9.81     %  05/29/03  $   13,839,876
   2,556   Bridge Information Systems, Inc. (Revolver) (b).......................      9.56 - 9.69        05/29/03       2,554,320
  16,904   Bridge Information Systems,
             Inc. (b)............................................................          10.06          05/29/05      16,901,566
  24,631   Buhrmann US Inc.......................................................          9.63           10/26/07      24,735,078
   8,472   InfoUSA, Inc. (b).....................................................          9.50           06/30/06       8,469,715
   4,722   Prime Succession, Inc. (b)............................................          9.69           08/01/03       4,719,814
   4,722   Prime Succession, Inc. (Participation: Goldman
             Sachs & Co.) (b) (c)................................................          9.69           08/01/03       4,719,814
   9,535   Rose Hills Co. (b)....................................................      8.88 - 9.13        12/01/03       9,527,246
                                                                                                                    --------------
                                                                                                                        85,467,429
                                                                                                                    --------------
           CONTAINERS/PACKAGING (1.5%)
   1,768   Graham Packaging Co...................................................          8.81           01/31/06       1,766,181
   8,131   Graham Packaging Co...................................................      9.06 - 9.38        01/31/07       8,124,059
  14,000   LLS Corp. (b).........................................................      9.01 - 9.12        07/31/06      13,987,768
   4,962   Mediapak Corp. (b)....................................................     9.44 - 11.00        12/31/05       4,961,092
   4,962   Mediapak Corp. (b)....................................................     9.69 - 11.25        12/31/06       4,961,092
   6,331   Packaging Corporation of America......................................      9.25 - 9.69        04/12/07       6,355,664
                                                                                                                    --------------
                                                                                                                        40,155,856
                                                                                                                    --------------
           DISCOUNT CHAINS (0.4%)
  11,446   Tuesday Morning Corp. (b).............................................          8.54           12/29/04      11,445,380
                                                                                                                    --------------
           DIVERSIFIED MANUFACTURING (1.8%)
   5,037   Chatham Technologies, Inc. (b)........................................          8.94           08/18/03       5,037,001
   6,604   Chatham Technologies, Inc. (b)........................................          9.69           08/18/05       6,604,037
  10,000   Citation Corp. (b)....................................................          9.88           12/01/07       9,995,800
   2,813   Desa International, Inc...............................................          9.34           11/26/03       2,762,880
   6,685   Desa International, Inc...............................................          9.35           11/26/04       6,602,841
   6,398   Doskocil Manufacturing Co. (b)........................................          10.00          09/30/04       6,395,804
   9,504   Insilco Corp. (b).....................................................      9.79 - 9.84        11/24/05       9,502,304
                                                                                                                    --------------
                                                                                                                        46,900,667
                                                                                                                    --------------
           DRUGSTORE CHAINS (0.6%)
   9,800   Duane Reade, Inc. (b).................................................          8.75           02/15/05       9,799,314
   6,649   Duane Reade, Inc. (b).................................................          9.00           02/15/06       6,648,390
                                                                                                                    --------------
                                                                                                                        16,447,704
                                                                                                                    --------------
           E.D.P. SERVICES (0.3%)
  14,738   DecisionOne Corp. (b).................................................          10.75          08/07/04       8,105,625
                                                                                                                    --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
PORTFOLIO OF INVESTMENTS MARCH 31, 2000 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN                                                                                 COUPON          MATURITY
THOUSANDS                                                                                  RATE            DATE         VALUE
----------------------------------------------------------------------------------------------------------------------------------
           EDUCATION (0.3%)
$  9,211   Children's Discovery Centers of America (b)...........................      9.00 - 9.06     %  06/30/05  $    9,203,629
                                                                                                                    --------------
           ELECTRONIC COMPONENTS (1.1%)
   7,366   Communications Instruments, Inc. (b)..................................      9.56 - 9.81        03/15/04       7,364,776
  13,888   Dynamic Details, Inc. (b).............................................          8.63           04/22/05      13,888,000
   7,000   Knowles Electronics, Inc. (b).........................................          9.06           06/29/07       6,998,320
                                                                                                                    --------------
                                                                                                                        28,251,096
                                                                                                                    --------------
           ELECTRONIC PRODUCTION EQUIPMENT (0.2%)
   5,683   Telex Communications, Inc. (b)........................................     9.79 - 11.50        11/06/04       5,682,939
                                                                                                                    --------------
           ENERGY (0.6%)
  15,000   AES Texas Funding II, LLC (b).........................................          8.94           04/24/01      14,995,650
                                                                                                                    --------------
           ENTERTAINMENT & LEISURE (1.2%)
   7,500   MGM Studios, Inc......................................................          8.88           03/31/06       7,431,600
  10,000   Premier Parks, Inc....................................................      9.19 - 9.37        09/30/05      10,050,800
  15,000   SFX Entertainment, Inc................................................          9.56           06/30/06      15,016,800
                                                                                                                    --------------
                                                                                                                        32,499,200
                                                                                                                    --------------
           ENVIRONMENTAL SERVICES (2.7%)
  22,727   Allied Waste Industries,
             Inc. (b)............................................................          8.94           07/30/06      22,720,682
  27,273   Allied Waste Industries,
             Inc. (b)............................................................      9.13 - 9.19        07/30/07      27,264,236
   6,000   Casella Waste Systems,
             Inc. (b)............................................................          9.47           12/14/06       5,997,240
  12,837   Environmental Systems Products Holdings, Inc. (b).....................          10.28          09/30/05      12,834,103
   3,990   Stericycle, Inc.......................................................     9.48 - 12.50        11/10/06       4,001,880
                                                                                                                    --------------
                                                                                                                        72,818,141
                                                                                                                    --------------
           FINANCE - COMMERCIAL (0.4%)
   9,975   Outsourcing Solutions, Inc............................................          9.97           06/10/06       9,959,439
                                                                                                                    --------------
           FINANCE (0.7%)
   8,990   Blackstone Capital Company II, LLC (b)................................          10.63          11/30/00       8,986,021
   8,830   Wasserstein/C & A Holdings, LLC (b)...................................          10.69          11/30/00       8,819,199
                                                                                                                    --------------
                                                                                                                        17,805,220
                                                                                                                    --------------
           FINANCIAL PUBLISHING/SERVICES (0.2%)
   5,985   Merrill Communications
             LLC (b).............................................................     9.93 - 12.25        11/23/07       5,983,328
                                                                                                                    --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
PORTFOLIO OF INVESTMENTS MARCH 31, 2000 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN                                                                                 COUPON          MATURITY
THOUSANDS                                                                                  RATE            DATE         VALUE
----------------------------------------------------------------------------------------------------------------------------------
           FLUID CONTROLS (0.4%)
$  4,963   Mueller Group, Inc....................................................      9.29 - 9.47     %  08/16/06  $    4,979,571
   4,963   Mueller Group, Inc....................................................      9.64 - 9.72        08/16/07       4,979,571
                                                                                                                    --------------
                                                                                                                         9,959,142
                                                                                                                    --------------
           FOOD CHAINS (0.6%)
  12,406   Big V Supermarkets, Inc...............................................     9.74 - 11.75        08/10/03      12,271,890
   4,988   Big V Supermarkets, Inc. (b)..........................................          9.99           11/10/03       4,951,291
                                                                                                                    --------------
                                                                                                                        17,223,181
                                                                                                                    --------------
           FOOD & BEVERAGES (1.6%)
   6,965   Aurora Foods, Inc. (b)................................................          10.36          09/30/06       6,962,074
   9,250   B&G Foods, Inc........................................................          9.35           03/03/06       9,226,875
   7,404   Eagle Family Foods, Inc. (b)..........................................      9.53 - 9.78        12/31/05       7,403,196
  12,250   Leon's Bakery, Inc. (b)...............................................          9.00           06/03/05      12,249,143
   8,000   Merisant Company (b)..................................................          9.50           03/31/07       7,998,880
                                                                                                                    --------------
                                                                                                                        43,840,168
                                                                                                                    --------------
           HOME FURNISHINGS (0.4%)
   2,606   Sealy Mattress Co.....................................................          8.19           12/15/04       2,609,495
   1,878   Sealy Mattress Co.....................................................          8.44           12/15/05       1,881,145
   2,400   Sealy Mattress Co.....................................................          8.69           12/15/06       2,403,205
   1,424   Simmons Co............................................................          9.25           10/29/05       1,425,373
   3,562   Simmons Co............................................................          9.50           10/29/06       3,564,709
                                                                                                                    --------------
                                                                                                                        11,883,927
                                                                                                                    --------------
           HOSPITAL/NURSING MANAGEMENT (2.6%)
   5,948   Columbia - HealthOne, LLC.............................................          9.64           06/30/05       5,922,222
   6,959   Community Health Systems, Inc.........................................          9.29           12/31/03       6,921,604
   6,959   Community Health Systems, Inc.........................................          9.79           12/31/04       6,927,867
   5,178   Community Health Systems, Inc.........................................          10.04          12/31/05       5,158,664
   4,377   GEAC/Multicare Co., Inc. (b)..........................................     10.10 - 10.25       09/30/04       3,869,074
   1,451   GEAC/Multicare Co., Inc. (b)..........................................          10.36          06/01/05       1,283,095
   5,361   Genesis Health Ventures,
             Inc. (b)............................................................     9.53 - 10.25        09/30/04       4,738,718
   3,197   Genesis Health Ventures,
             Inc. (b)............................................................     9.78 - 10.50        06/01/05       2,825,776
  17,194   Integrated Health Services,
             Inc. (b) (d)........................................................     11.06 - 11.13       09/30/04      12,534,244
   3,462   Magellan Health Services,
             Inc. (b)............................................................          8.69           02/12/05       3,461,996
   3,462   Magellan Health Services,
             Inc. (b)............................................................          8.94           02/12/06       3,461,996

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
PORTFOLIO OF INVESTMENTS MARCH 31, 2000 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN                                                                                 COUPON          MATURITY
THOUSANDS                                                                                  RATE            DATE         VALUE
----------------------------------------------------------------------------------------------------------------------------------
$  7,938   Ventas Realty, Limited Partnership (b)................................          8.69%          12/31/02  $    7,937,183
   3,969   Ventas Realty, Limited Partnership (b)................................          9.69           12/31/05       3,968,591
                                                                                                                    --------------
                                                                                                                        69,011,030
                                                                                                                    --------------
           HOTELS/RESORTS (2.8%)
  15,000   Felcor Lodging Trust, Inc.............................................          8.52           03/31/04      14,950,050
   5,343   Meristar Hospitality Operating Partnership, L.P.......................          7.91           01/31/04       5,338,066
   3,865   Pebble Beach Co.......................................................          9.08           07/30/06       3,884,163
  15,000   Starwood Hotels & Resorts Worldwide, Inc..............................      8.72 - 8.86        02/23/03      15,045,000
  12,469   Strategic Hotel Funding, L.L.C........................................          9.82           11/16/04      12,510,271
  10,000   Wyndham International,
             Inc. (b)............................................................          10.50          06/30/04       9,999,600
  15,000   Wyndham International, Inc............................................          9.69           06/30/06      14,512,500
                                                                                                                    --------------
                                                                                                                        76,239,650
                                                                                                                    --------------
           INDUSTRIAL MACHINERY/COMPONENTS (0.4%)
   9,975   SPX Corp..............................................................      8.25 - 8.44        12/31/06      10,017,095
                                                                                                                    --------------
           INDUSTRIAL SPECIALTIES (1.2%)
  11,563   Advanced Glassfiber Yarns,
             LLC (b).............................................................          10.03          09/30/05      11,560,173
  15,724   Panolam Industries International, Inc. and Panolam Industries, Ltd.
             (b).................................................................          9.44           11/24/06      15,719,625
   5,000   UCAR Finance, Inc.....................................................          8.88           12/31/07       5,020,850
                                                                                                                    --------------
                                                                                                                        32,300,648
                                                                                                                    --------------
           INSURANCE BROKERS/SERVICES (0.5%)
   7,234   Acordia, Inc. (b).....................................................          8.42           12/31/04       7,226,628
   2,910   Willis North America, Inc.............................................          8.61           11/19/07       2,902,725
   2,910   Willis North America, Inc.............................................          8.86           02/19/08       2,903,336
                                                                                                                    --------------
                                                                                                                        13,032,689
                                                                                                                    --------------
           MAJOR CHEMICALS (0.9%)
   9,975   Georgia Gulf Corp.....................................................          8.84           11/12/06      10,024,853
   7,500   Huntsman ICI Chemicals LLC............................................          9.19           06/30/07       7,541,550
   7,500   Huntsman ICI Chemicals LLC............................................      9.25 - 9.44        06/30/08       7,541,550
                                                                                                                    --------------
                                                                                                                        25,107,953
                                                                                                                    --------------
           MANAGED HEALTH CARE (0.5%)
   9,468   Interim Healthcare, Inc. (b)..........................................      9.27 - 9.37        02/29/04       9,464,268
   3,495   Interim Healthcare, Inc. (b)..........................................          9.52           02/28/05       3,493,495
                                                                                                                    --------------
                                                                                                                        12,957,763
                                                                                                                    --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
PORTFOLIO OF INVESTMENTS MARCH 31, 2000 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN                                                                                 COUPON          MATURITY
THOUSANDS                                                                                  RATE            DATE         VALUE
----------------------------------------------------------------------------------------------------------------------------------
           MEDICAL SPECIALTIES (1.4%)
$  2,954   Alaris Medical Systems,
             Inc. (b)............................................................          9.63%          11/01/03  $    2,953,065
   2,954   Alaris Medical Systems,
             Inc. (b)............................................................          9.63           11/01/04       2,953,065
   4,641   Alaris Medical Systems,
             Inc. (b)............................................................          9.63           05/01/05       4,640,088
   6,203   Dade Behring, Inc.....................................................      9.00 - 9.16        06/30/06       6,209,204
   6,203   Dade Behring, Inc.....................................................      9.25 - 9.41        06/30/07       6,209,204
   4,988   Inamed Corp. (b)......................................................          10.07          01/31/05       4,982,912
   2,455   Medical Specialties Group,
             Inc. (b)............................................................     9.63 - 11.50        06/30/01       2,454,528
   7,136   Medical Specialties Group,
             Inc. (b)............................................................     10.38 - 12.25       06/30/04       7,136,294
                                                                                                                    --------------
                                                                                                                        37,538,360
                                                                                                                    --------------
           MEDICAL/NURSING SERVICES (2.9%)
  11,194   Alliance Imaging, Inc.................................................          9.50           11/02/07      11,112,425
  13,806   Alliance Imaging, Inc.................................................          9.75           11/02/08      13,705,325
   8,106   FHC Health Systems, Inc. (b)..........................................          9.29           04/30/05       8,104,085
   8,106   FHC Health Systems, Inc. (b)..........................................          9.54           04/30/06       8,104,004
  19,467   Quest Diagnostics, Inc................................................      9.27 - 9.87        06/15/06      19,526,242
  17,413   Unilab Corp. (b)......................................................          10.00          11/23/06      17,405,361
                                                                                                                    --------------
                                                                                                                        77,957,442
                                                                                                                    --------------
           MOTOR VEHICLES (0.1%)
   3,366   Asbury Automotive Texas Holdings L.L.C. (b)...........................          9.88           03/31/05       3,363,786
                                                                                                                    --------------
           MOVIES/ENTERTAINMENT (1.1%)
   9,933   Panavision, Inc. (b)..................................................      9.57 - 9.78        03/31/05       9,924,255
   8,859   United Artists Theatre Co. (b)........................................     10.31 - 12.25       04/21/05       7,467,847
  13,288   United Artists Theatre Co. (b)........................................     10.38 - 12.25       04/21/05      11,201,770
                                                                                                                    --------------
                                                                                                                        28,593,872
                                                                                                                    --------------
           MULTI-SECTOR COMPANIES (1.1%)
  25,442   Mafco Finance Corp. (b)...............................................          11.75          04/28/00      25,432,640
   3,938   Mafco Finance Corp.
             (Revolver) (b)......................................................     11.75 - 11.88       04/28/00       3,937,048
                                                                                                                    --------------
                                                                                                                        29,369,688
                                                                                                                    --------------
           NEWSPAPERS (0.2%)
   4,900   21st Century Newspapers,
             Inc. (b)............................................................          8.56           09/15/05       4,899,559
                                                                                                                    --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
PORTFOLIO OF INVESTMENTS MARCH 31, 2000 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN                                                                                 COUPON          MATURITY
THOUSANDS                                                                                  RATE            DATE         VALUE
----------------------------------------------------------------------------------------------------------------------------------
           OFFICE EQUIPMENT/SUPPLIES (1.2%)
$ 14,888   Global Imaging Systems,
             Inc. (b)............................................................          9.44%          06/30/06  $   14,883,778
  17,621   US Office Products Co. (b)............................................          8.63           06/09/06      17,620,419
                                                                                                                    --------------
                                                                                                                        32,504,197
                                                                                                                    --------------
           OILFIELD SERVICES/EQUIPMENT (1.1%)
  13,049   Plains Scurlock Permian,
             L.P. (b)............................................................          9.06           05/12/04      13,045,189
   7,125   Transmontaigne, Inc. (b)..............................................          9.59           06/30/06       7,124,715
  10,000   US Synthetic Corp. (b)................................................          9.61           05/31/05       9,995,600
                                                                                                                    --------------
                                                                                                                        30,165,504
                                                                                                                    --------------
           OTHER CONSUMER SERVICES (0.6%)
   7,800   PCA International, Inc. (b)...........................................          9.36           08/25/05       7,796,646
   7,842   Volume - Services, Inc. (b)...........................................          9.94           12/03/06       7,840,264
                                                                                                                    --------------
                                                                                                                        15,636,910
                                                                                                                    --------------
           OTHER METALS/MINERALS (0.7%)
   9,947   Better Minerals & Aggregates Company (b)..............................          9.53           09/30/07       9,946,274
   7,590   CII Carbon, Inc. (b)..................................................          8.59           06/25/08       7,588,353
                                                                                                                    --------------
                                                                                                                        17,534,627
                                                                                                                    --------------
           OTHER PHARMACEUTICALS (0.7%)
  19,738   King Pharmaceuticals, Inc.............................................          9.88           12/22/06      19,727,362
                                                                                                                    --------------
           OTHER SPECIALTY STORES (1.3%)
   4,875   Caribbean Petroleum, LP (b)...........................................          9.50           09/30/05       4,873,538
   4,320   Cumberland Farms, Inc. (Participation Merrill Lynch & Co., Inc.) (b)
             (c).................................................................          10.50          12/31/00       4,320,264
   7,500   Petro Stopping Centers,
             L.P. (b)............................................................      9.16 - 9.25        07/23/06       7,494,900
  15,845   The Pantry, Inc.......................................................          9.64           01/31/06      15,835,043
   3,000   The Pantry, Inc.......................................................      9.81 - 9.89        07/31/06       3,001,860
                                                                                                                    --------------
                                                                                                                        35,525,605
                                                                                                                    --------------
           PACKAGED FOODS (0.3%)
   9,062   Formax, Inc. (b)......................................................     8.63 - 10.50        06/30/05       9,059,778
                                                                                                                    --------------
           PAINTS/COATINGS (0.3%)
   7,481   Metokote Corp. (b)....................................................      9.88 - 9.93        11/02/05       7,480,243
                                                                                                                    --------------
           PAPER (1.2%)
   7,511   Alabama Pine Pulp Co.,
             Inc. (b) (e)........................................................          10.13          06/30/03       7,135,259
   3,492   Alabama Pine Pulp Co.,
             Inc. (b) (e)........................................................          10.13          06/30/05       1,183,076

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
PORTFOLIO OF INVESTMENTS MARCH 31, 2000 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN                                                                                 COUPON          MATURITY
THOUSANDS                                                                                  RATE            DATE         VALUE
----------------------------------------------------------------------------------------------------------------------------------
$  4,673   Alabama Pine Pulp Co.,
             Inc. (b) (e)........................................................          10.75%         12/31/08  $      192,986
   8,156   Alabama River Newsprint Co. (Participation: Toronto Dominion Bank) (b)
             (c).................................................................      7.94 - 8.25        12/31/02       7,816,515
     101   Crown Paper Co. (b)...................................................          11.75          08/22/02         101,010
   6,311   Crown Paper Co.
             (Revolver) (b)......................................................          11.50          08/22/02       6,310,883
   7,981   Crown Paper Co. (b)...................................................          11.75          08/22/03       7,980,526
                                                                                                                    --------------
                                                                                                                        30,720,255
                                                                                                                    --------------
           PRECISION INSTRUMENTS (0.5%)
   4,856   Dynatech Corp.........................................................          8.31           03/31/05       4,794,962
   4,856   Dynatech Corp.........................................................          8.56           03/31/06       4,794,962
   4,856   Dynatech Corp.........................................................          8.81           03/31/07       4,794,962
                                                                                                                    --------------
                                                                                                                        14,384,886
                                                                                                                    --------------
           PRINTING/PUBLISHING (3.5%)
  10,000   American Media Operations, Inc........................................      9.51 - 9.88        04/01/07      10,012,500
  19,983   Big Flower Press Holdings,
             Inc. (b)............................................................      9.81 - 9.94        12/07/08      19,982,452
  13,519   Cygnus Publishing, Inc. (b)...........................................      8.86 - 9.11        06/05/05      13,513,042
  17,500   Hollinger International Publishing, Inc. (b)..........................          9.00           12/31/04      17,499,300
   7,500   Mail-Well I Corp. (b).................................................          8.45           02/22/07       7,499,700
  10,826   The Sheridan Group, Inc. (b)..........................................          9.19           01/30/05      10,825,137
   3,273   Von Hoffman Press, Inc. (b)...........................................          8.53           05/30/04       3,272,494
  10,635   Von Hoffman Press, Inc. (b)...........................................          8.53           05/30/05      10,632,482
                                                                                                                    --------------
                                                                                                                        93,237,107
                                                                                                                    --------------
           RAILROADS (0.2%)
   4,988   RailAmerica, Inc......................................................      9.25 - 9.38        12/31/06       5,006,203
                                                                                                                    --------------
           RECREATIONAL PRODUCTS/TOYS (0.9%)
   7,196   Ritvik Toys, Inc. (b).................................................          9.56           02/08/03       7,193,788
   7,196   Ritvik Toys, Inc. (b).................................................          10.06          02/08/04       7,193,716
     372   Spalding Holdings Corp. (b)...........................................          8.53           09/30/03         371,339
   4,000   Spalding Holdings Corp. (Revolver) (b)................................      8.50 - 8.63        09/30/03       3,997,680
   1,828   Spalding Holdings Corp. (b)...........................................          9.03           09/30/04       1,826,508
   1,828   Spalding Holdings Corp. (b)...........................................          9.53           09/30/05       1,826,416
   1,052   Spalding Holdings Corp. (b)...........................................          10.03          03/30/06       1,051,471
                                                                                                                    --------------
                                                                                                                        23,460,918
                                                                                                                    --------------
           RENTAL/LEASING COMPANIES (2.7%)
  12,492   Avis Rent A Car, Inc..................................................          9.44           06/30/06      12,546,380
  12,492   Avis Rent A Car, Inc..................................................          9.44           06/30/07      12,547,005
  15,000   NationsRent, Inc......................................................          9.00           07/20/06      14,987,550
   5,531   Rent-A-Center, Inc....................................................      8.22 - 8.39        01/31/06       5,493,381
   6,770   Rent-A-Center, Inc....................................................      8.47 - 8.64        01/31/07       6,723,262

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
PORTFOLIO OF INVESTMENTS MARCH 31, 2000 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN                                                                                 COUPON          MATURITY
THOUSANDS                                                                                  RATE            DATE         VALUE
----------------------------------------------------------------------------------------------------------------------------------
$ 14,888   United Rentals, Inc...................................................          8.32%          06/30/05  $   14,899,857
   6,000   United Rentals, Inc...................................................          8.57           06/30/06       5,991,540
                                                                                                                    --------------
                                                                                                                        73,188,975
                                                                                                                    --------------
           RESTAURANTS (0.2%)
   5,500   Shoney's, Inc. (b)....................................................     8.99 - 11.00        04/30/02       5,499,122
                                                                                                                    --------------
           RETAIL-SPECIALTY (0.8%)
   7,456   CSK Auto, Inc.........................................................          8.06           10/31/03       7,431,172
   8,702   HMV Media Group PLC (b)...............................................          8.89           02/25/06       8,699,093
   5,998   HMV Media Group PLC (b)...............................................          9.34           08/25/06       5,991,962
                                                                                                                    --------------
                                                                                                                        22,122,227
                                                                                                                    --------------
           SEMICONDUCTORS (0.6%)
   7,222   Semiconductor Components Industries, LLC..............................          9.63           08/04/06       7,281,806
   7,778   Semiconductor Components Industries, LLC..............................          9.88           08/04/07       7,841,944
                                                                                                                    --------------
                                                                                                                        15,123,750
                                                                                                                    --------------
           SPECIALTY CHEMICALS (1.5%)
     879   Lyondell Chemical Company.............................................          9.38           06/30/03         879,095
  14,940   Lyondell Chemical Company.............................................          9.88           06/30/05      15,090,080
   6,808   Pioneer America Acqusitions Corp. (b).................................      8.19 - 8.94        12/05/06       6,800,677
   8,050   Pioneer Americas, Inc. (b)............................................     8.67 - 10.63        12/05/06       8,042,735
   8,040   Vining Industries, Inc. (b)...........................................      9.25 - 9.32        03/31/05       8,038,805
                                                                                                                    --------------
                                                                                                                        38,851,392
                                                                                                                    --------------
           SPECIALTY STEELS (0.9%)
  12,306   ISPAT Inland, L.P.....................................................          8.35           07/16/05      12,241,085
  12,306   ISPAT Inland, L.P.....................................................          8.85           07/16/06      12,241,085
                                                                                                                    --------------
                                                                                                                        24,482,170
                                                                                                                    --------------
           TELECOMMUNICATION EQUIPMENT (3.1%)
  15,000   American Tower, L.P., American Towers, Inc. and ATC Teleports, Inc....      9.24 - 9.28        12/31/07      15,078,450
   4,371   Channel Master, Inc. (b)..............................................      9.84 - 9.91        10/10/05       4,370,296
  10,000   Charter Communications Operating, LLC (b).............................          8.54           09/18/08       9,923,200
  12,000   Crown Castle Operating Co.............................................          8.91           03/15/08      12,016,560
  21,000   Pinnacle Towers, Inc. (b).............................................          9.24           06/30/07      20,996,640
  21,800   Superior Telecom, Inc.................................................          9.94           11/27/05      21,761,536
                                                                                                                    --------------
                                                                                                                        84,146,682
                                                                                                                    --------------
           TELECOMMUNICATIONS (3.3%)
  10,526   Alaska Communications Systems Holdings, Inc...........................          9.19           11/14/07      10,552,632
   9,474   Alaska Communications Systems Holdings, Inc...........................          9.44           05/14/08       9,497,368
   7,406   Davel Financing Co., LLC (b)..........................................          10.39          06/23/05       7,406,324

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
PORTFOLIO OF INVESTMENTS MARCH 31, 2000 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN                                                                                 COUPON          MATURITY
THOUSANDS                                                                                  RATE            DATE         VALUE
----------------------------------------------------------------------------------------------------------------------------------
$  9,925   Infonet Sevice Corp. (b)..............................................          8.88%          06/30/06  $    9,925,000
  25,000   KMC Telecom, Inc. (b).................................................          10.06          07/01/07      24,995,250
  10,000   Level 3 Communications,
             Inc. (b)............................................................          9.50           01/15/08      10,054,500
   7,490   MJD Communications, Inc. (b)..........................................      8.56 - 8.88        03/31/06       7,486,852
   9,800   MJD Communications, Inc. (b)..........................................     9.06 - 10.75        03/31/07       9,798,629
                                                                                                                    --------------
                                                                                                                        89,716,555
                                                                                                                    --------------
           TEXTILES (0.9%)
   7,960   Globe Manufacturing, Inc. (b).........................................     9.94 - 10.08        07/31/06       7,951,869
   4,216   Joan Fabrics Corp.....................................................          9.03           06/30/05       4,205,079
   2,185   Joan Fabrics Corp.....................................................          9.53           06/30/06       2,179,368
  10,850   Polymer Group, Inc. (b)...............................................          8.63           12/20/05      10,849,492
                                                                                                                    --------------
                                                                                                                        25,185,808
                                                                                                                    --------------
           TRANSPORTATION (0.9%)
   9,975   Allied Worldwide, Inc. (b)............................................          10.00          11/18/07       9,971,808
   5,258   Quality Distribution, Inc. (b)........................................          8.43           02/28/05       5,224,712
   4,506   Quality Distribution, Inc. (b)........................................          8.63           02/28/06       4,478,324
   3,573   Transportacion Ferroviaria Mexicana, S.A. de C.V. (b).................          10.38          12/23/02       3,573,000
                                                                                                                    --------------
                                                                                                                        23,247,844
                                                                                                                    --------------
           WIRELESS COMMUNICATIONS (7.1%)
   7,000   American Cellular Corp................................................          9.01           03/31/08       7,005,110
   8,000   American Cellular Corp................................................          9.26           03/31/09       8,005,840
  13,547   Arch Paging, Inc. (b).................................................          12.94          06/30/06      13,545,204
   4,987   Dobson Operating Co., L.L.C...........................................          9.00           12/31/07       4,998,950
  25,000   Nextel Finance Co.....................................................          9.44           06/30/08      25,045,750
  25,000   Nextel Finance Co.....................................................          9.75           12/31/08      25,045,750
  15,000   Nextel Partners Operating Corp........................................          10.92          01/29/08      14,969,550
  10,000   Nextel Partners Operating Corp........................................          10.34          07/29/08      10,025,000
   7,000   Nextlink Communications, Inc..........................................          9.31           06/30/07       7,035,000
   9,785   Powertel PCS, Inc. (b)................................................          9.31           12/31/08      10,783,571
  13,935   Powertel PCS, Inc. (Participation: Goldman
             Sachs & Co.) (c)....................................................          9.31           12/31/08      13,933,538
  10,000   Teligent, Inc. (b)....................................................          9.16           06/30/06       9,989,400
  40,000   Voicestream PCS Holding L.L.C. & Omnipoint Finance, LLC...............          8.91           02/25/09      39,694,400
                                                                                                                    --------------
                                                                                                                       190,077,063
                                                                                                                    --------------

           TOTAL SENIOR COLLATERALIZED TERM LOANS
           (IDENTIFIED COST $2,388,867,735).......................................................................   2,369,121,704
                                                                                                                    --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
PORTFOLIO OF INVESTMENTS MARCH 31, 2000 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN                                                                                 COUPON          MATURITY
THOUSANDS                                                                                  RATE            DATE         VALUE
----------------------------------------------------------------------------------------------------------------------------------
           SENIOR NOTES (0.4%)
           APPAREL (0.0%)
$  1,613   London Fog Industries,
             Inc. (b) (f)........................................................          10.00%         02/27/03  $      629,121
                                                                                                                    --------------
           CABLE/TELEVISION (0.4%)
   9,563   Supercanal Holdings S.A. (Argentina) (b)..............................          10.56          10/12/02       9,561,459
                                                                                                                    --------------

           TOTAL SENIOR NOTES
           (IDENTIFIED COST $11,452,484)..........................................................................      10,190,580
                                                                                                                    --------------

NUMBER OF
 SHARES
---------
           COMMON STOCK (b) (g) (0.0%)
           APPAREL
 129,050   London Fog Industries, Inc. (Restricted)
             (IDENTIFIED COST $2,258,908)...........................................................        --
                                                                                                      --------------

NUMBER OF                                                                                 EXPIRATION
WARRANTS                                                                                     DATE
---------                                                                                 ----------
           WARRANT (b) (g) (0.0%)
           APPAREL
   7,931   London Fog Industries, Inc. (Restricted) (IDENTIFIED COST $1,722,237)........   02/27/05         --
                                                                                                      --------------

PRINCIPAL
AMOUNT IN                                                                            COUPON  MATURITY
THOUSANDS                                                                             RATE     DATE
---------                                                                            ------  --------
           SHORT-TERM INVESTMENTS (10.6%)
           COMMERCIAL PAPER (h) (9.5%)
           DIVERSIFIED FINANCIAL SERVICES (4.0%)
$  82,000  General Electric Capital Corp...........................................  5.95 %  04/03/00      81,972,894
   25,000  General Electric Capital Corp. (i)......................................  6.05    04/17/00      24,932,778
                                                                                                       --------------
                                                                                                          106,905,672
                                                                                                       --------------
           FINANCE - CONSUMER (2.2%)
   60,000  American Express Credit Corp............................................  6.06    04/04/00      59,969,700
                                                                                                       --------------
           FINANCE - AUTOMOTIVE (3.3%)
   87,000  Ford Motor Credit Co....................................................  6.05    04/10/00      86,868,413
                                                                                                       --------------

           TOTAL COMMERCIAL PAPER
           (AMORTIZED COST $253,743,785).............................................................     253,743,785
                                                                                                       --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
PORTFOLIO OF INVESTMENTS MARCH 31, 2000 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN                                                                            COUPON  MATURITY
THOUSANDS                                                                             RATE     DATE        VALUE
---------------------------------------------------------------------------------------------------------------------
           REPURCHASE AGREEMENT (1.1%)
$  29,185  The Bank of New York (dated 03/31/00; proceeds $29,186,692) (j)
             (IDENTIFIED COST $29,184,674).........................................  6.06 %  04/03/00  $   29,184,674
                                                                                                       --------------

           TOTAL SHORT-TERM INVESTMENTS
           (IDENTIFIED COST $282,928,459)............................................................     282,928,459
                                                                                                       --------------

TOTAL INVESTMENTS
(IDENTIFIED COST $2,687,229,823) (K)....................................................   99.4%    2,662,240,743

OTHER ASSETS IN EXCESS OF LIABILITIES...................................................    0.6        16,400,200
                                                                                          -----   ---------------

NET ASSETS..............................................................................  100.0%  $ 2,678,640,943
                                                                                          -----   ---------------
                                                                                          -----   ---------------

---------------------

(a) Floating rate securities. Interest rates shown are those in effect at March 31, 2000.
(b) Valued using fair value procedures -- total aggregate value is $1,344,741,672.
(c) Participation interests were acquired through the financial institutions indicated parenthetically.
(d)  Non-income producing security; loan in default.
(e)  Payment-in-kind security.
(f)  Non-income producing security; note in default.
(g)  Non-income producing securities.
(h) Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(i)  This security is segregated in connection with unfunded loan commitments.
(j) Collateralized by $29,505,634 U.S. Treasury Note 6.125% due 6/30/01 valued at $29,768,396.
(k) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $4,691,233 and the aggregate gross unrealized depreciation is $29,680,313, resulting in net unrealized depreciation of $24,989,080.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2000 (UNAUDITED)

ASSETS:
Investments in securities, at value
  (identified cost $2,687,229,823)..........................................................  $2,662,240,743
Cash........................................................................................       2,446,586
Receivable for:
    Interest................................................................................      18,212,312
    Shares of beneficial interest sold......................................................       7,027,794
Prepaid expenses and other assets...........................................................       1,004,101
                                                                                              --------------

     TOTAL ASSETS...........................................................................   2,690,931,536
                                                                                              --------------

LIABILITIES:
Payable for:
    Investment advisory fee.................................................................       1,925,208
    Dividends to shareholders...............................................................       1,206,292
    Administration fee......................................................................         568,542
Payable to bank.............................................................................          80,980
Accrued expenses and other payables.........................................................         214,452
Deferred loan fees..........................................................................       8,295,119
Commitments and contingencies (Note 6)......................................................        --
                                                                                              --------------

     TOTAL LIABILITIES......................................................................      12,290,593
                                                                                              --------------

     NET ASSETS.............................................................................  $2,678,640,943
                                                                                              ==============

COMPOSITION OF NET ASSETS:
Paid-in-capital.............................................................................  $2,707,995,641
Net unrealized depreciation.................................................................     (24,989,080)
Accumulated undistributed net investment income.............................................       1,951,631
Accumulated net realized loss...............................................................      (6,317,249)
                                                                                              --------------

     NET ASSETS.............................................................................  $2,678,640,943
                                                                                              ==============

NET ASSET VALUE PER SHARE,
  272,253,076 SHARES OUTSTANDING (UNLIMITED SHARES AUTHORIZED OF $.01 PAR VALUE)............           $9.84
                                                                                              ==============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2000 (UNAUDITED)

NET INVESTMENT INCOME:

INCOME
Interest......................................................................................  $116,950,567
Facility, amendment and other loan fees.......................................................     3,346,847
Other.........................................................................................        87,744
                                                                                                ------------

     TOTAL INCOME.............................................................................   120,385,158
                                                                                                ------------

EXPENSES
Investment advisory fee.......................................................................    11,077,775
Administration fee............................................................................     3,266,492
Transfer agent fees and expenses..............................................................       518,426
Professional fees.............................................................................       309,088
Registration fees.............................................................................       158,456
Facility fees.................................................................................       153,942
Shareholder reports and notices...............................................................       142,002
Custodian fees................................................................................        68,365
Trustees' fees and expenses...................................................................         8,832
Other.........................................................................................       104,626
                                                                                                ------------

     TOTAL EXPENSES...........................................................................    15,808,004

Less: expense offset..........................................................................       (66,514)
                                                                                                ------------

     NET EXPENSES.............................................................................    15,741,490
                                                                                                ------------

     NET INVESTMENT INCOME....................................................................   104,643,668
                                                                                                ------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain.............................................................................     2,143,590
Net change in unrealized depreciation.........................................................   (10,523,471)
                                                                                                ------------

     NET LOSS.................................................................................    (8,379,881)
                                                                                                ------------

NET INCREASE..................................................................................  $ 96,263,787
                                                                                                ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                           FOR THE SIX       FOR THE YEAR
                                                                           MONTHS ENDED         ENDED
                                                                          MARCH 31, 2000  SEPTEMBER 30, 1999
------------------------------------------------------------------------------------------------------------
                                                                           (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income...................................................  $  104,643,668    $  161,147,785
Net realized gain.......................................................       2,143,590         1,067,708
Net change in unrealized depreciation...................................     (10,523,471)      (13,449,451)
                                                                          --------------    --------------

     NET INCREASE.......................................................      96,263,787       148,766,042

Dividends from net investment income....................................    (103,396,557)     (159,065,743)

Net increase from transactions in shares of beneficial interest.........     171,814,690       527,549,296
                                                                          --------------    --------------

     NET INCREASE.......................................................     164,681,920       517,249,595

NET ASSETS:
Beginning of period.....................................................   2,513,959,023     1,996,709,428
                                                                          --------------    --------------

     END OF PERIOD
    (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $1,951,631 AND
    $704,520, RESPECTIVELY).............................................  $2,678,640,943    $2,513,959,023
                                                                          ==============    ==============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CASH FLOWS
FOR THE SIX MONTHS ENDED MARCH 31, 2000 (UNAUDITED)

INCREASE (DECREASE) IN CASH:

CASH FLOWS PROVIDED BY OPERATING ACTIVITIES:
Net investment income........................................................................  $ 104,643,668
Adjustments to reconcile net investment income to net cash provided by operating activities:
Increase in receivables and other assets related to operations...............................     (1,125,992)
Increase in payables related to operations...................................................        210,287
Net loan fees received.......................................................................      3,708,755
Amortization of loan fees....................................................................     (3,346,848)
Accretion of discounts.......................................................................       (138,850)
                                                                                               -------------

     NET CASH PROVIDED BY OPERATING ACTIVITIES...............................................    103,951,020
                                                                                               -------------

CASH FLOWS USED FOR INVESTING ACTIVITIES:
Purchases of investments.....................................................................   (615,708,560)
Principal repayments/sales of investments....................................................    626,944,866
Net purchases of short-term investments......................................................   (182,978,149)
                                                                                               -------------

     NET CASH USED FOR INVESTING ACTIVITIES..................................................   (171,741,843)
                                                                                               -------------

CASH FLOWS PROVIDED BY FINANCING ACTIVITIES:
Shares of beneficial interest sold...........................................................    268,473,306
Shares tendered..............................................................................   (143,951,874)
Dividends from net investment income (net of reinvested dividends of $45,391,528)............    (58,019,111)
                                                                                               -------------

     NET CASH PROVIDED BY FINANCING ACTIVITIES...............................................     66,502,321
                                                                                               -------------

NET DECREASE IN CASH.........................................................................     (1,288,502)

CASH BALANCE AT BEGINNING OF YEAR............................................................      3,735,088
                                                                                               -------------

CASH BALANCE AT END OF YEAR..................................................................  $   2,446,586
                                                                                               =============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
NOTES TO FINANCIAL STATEMENTS MARCH 31, 2000 (UNAUDITED)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Prime Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company. The Trust's investment objective is to provide a high level of current income consistent with the preservation of capital. The Trust was organized as a Massachusetts business trust on August 17, 1989 and commenced operations on November 30, 1989.

The Trust offers and sells its shares to the public on a continuous basis. The Trustees intend, each quarter, to consider authorizing the Trust to make tender offers for all or a portion of its outstanding shares of beneficial interest at the then current net asset value of such shares.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) Certain senior collateralized loans ("Senior Loans") are valued based on quotations received from an independent pricing service; (2) all other Senior Loans are valued at their fair value in accordance with procedures established in good faith by the Trustees. Under the procedures adopted by the Trustees, interests in Senior Loans are priced using a matrix which takes into account the relationship between current interest rates and interest rates payable on each Senior Loan, as well as the total number of days in each interest period and the period remaining until the next interest rate determination or maturity of the Senior Loan. Adjustments in the matrix-determined price of a Senior Loan will be made in the event of a default on a Senior Loan or a significant change in the creditworthiness of the borrower of the Senior Loan. The fair values determined in accordance with these procedures may differ significantly from the market values that would have been used had a ready market for these Senior Loans existed; (3) portfolio securities for which over-the-counter market quotations are readily available are valued at the latest bid price; (4) all other securities and other assets are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
NOTES TO FINANCIAL STATEMENTS MARCH 31, 2000 (UNAUDITED) CONTINUED

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Interest income is accrued daily except where collection is not expected. When the Trust buys an interest in a Senior Loan, it may receive a facility fee, which is a fee paid to lenders upon origination of a Senior Loan and/or a commitment fee which is paid to lenders on an ongoing basis based upon the undrawn portion committed by the lenders of the underlying Senior Loan. The Trust amortizes the facility fee and accrues the commitment fee over the expected term of the loan. When the Trust sells an interest in a Senior Loan, it may be required to pay fees or commissions to the purchaser of the interest. Fees received in connection with loan amendments are amortized over the expected term of the loan.

C. SENIOR LOANS -- The Trust invests primarily in Senior Loans to Borrowers. Senior Loans are typically structured by a syndicate of lenders ("Lenders"), one or more of which administers the Senior Loan on behalf of the Lenders ("Agent"). Lenders may sell interests in Senior Loans to third parties ("Participations") or may assign all or a portion of their interest in a Senior Loan to third parties ("Assignments"). Senior Loans are exempt from registration under the Securities Act of 1933. Presently, Senior Loans are not readily marketable and are often subject to restrictions on resale.

Some of the Trust's Senior Loans are "Revolver Loans." For these loans, the Trust commits to provide funding up to the face amount of the loan. The amount drawn down by the borrower may vary during the term of the loan.

D. FEDERAL INCOME TAX STATUS -- It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Trust records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
NOTES TO FINANCIAL STATEMENTS MARCH 31, 2000 (UNAUDITED) CONTINUED

income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT ADVISORY/ADMINISTRATION AGREEMENTS

Pursuant to an Investment Advisory Agreement with Morgan Stanley Dean Witter Advisors Inc. (the "Investment Advisor"), the Trust pays an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Trust determined as of the close of each business day: 0.90% to the portion of the daily net assets not exceeding $500 million; 0.85% to the portion of the daily net assets exceeding $500 million but not exceeding $1.5 billion; 0.825% to the portion of daily net assets exceeding $1.5 billion but not exceeding $2.5 billion; and 0.80% of the portion of daily net assets in excess of $2.5 billion.

Pursuant to an Administration Agreement with Morgan Stanley Dean Witter Services Company Inc. (the "Administrator"), an affiliate of the Investment Advisor, the Trust pays an administration fee, calculated daily and payable monthly, by applying the annual rate of 0.25% to the Trust's daily net assets.

3. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales/principal repayments of portfolio securities, excluding short-term investments, for the six months ended
March 31, 2000 aggregated $615,708,560 and $626,509,432, respectively.

Shares of the Trust are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Advisor and Administrator. Pursuant to a Distribution Agreement between the Trust, the Investment Advisor and the Distributor, the Investment Advisor compensates the Distributor at an annual rate of 2.75% of the purchase price of shares purchased from the Trust. The Investment Advisor will compensate the Distributor at an annual rate of 0.10% of the value of shares sold for any shares that remain outstanding after one year from the date of their initial purchase. Any early withdrawal charge to defray distribution expenses will be charged to the shareholder in connection with shares held for four years or less which are accepted by the Trust for repurchase pursuant to tender offers. For the six months ended March 31, 2000, the Investment Advisor has informed the Trust that it received approximately $3,232,000 in early withdrawal charges.

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
NOTES TO FINANCIAL STATEMENTS MARCH 31, 2000 (UNAUDITED) CONTINUED

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Advisor, Administrator and Distributor, is the Trust's transfer agent.

The Trust has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Trust who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended March 31, 2000 included in Trustees' fees and expenses in the Statement of Operations amounted to $2,932. At March 31, 2000, the Trust had an accrued pension liability of $52,170 which is included in accrued expenses in the Statement of Assets and Liabilities.

4. FEDERAL INCOME TAX STATUS

At September 30, 1999, the Trust had a net capital loss carryover of approximately $7,723,000 of which $62,000 will be available through September 30, 2004 and $7,661,000 will be available through September 30, 2007 to offset future capital gains to the extent provided by regulations.

As of September 30, 1999, the Trust had temporary book/tax differences primarily attributable to dividends payable and tax adjustments on revolver loans held by the Trust.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                     SHARES         AMOUNT
                                                                   -----------  --------------
Balance, September 30, 1998......................................  201,526,077  $2,008,631,657
Shares sold......................................................   65,236,515     645,727,385
Shares issued to shareholders for reinvestment of dividends......    7,070,460      69,946,361
Shares tendered (four quarterly tender offers)...................  (19,019,056)   (188,124,450)
                                                                   -----------  --------------
Balance, September 30, 1999......................................  254,813,996   2,536,180,953
Shares sold......................................................   27,451,387     270,375,036
Shares issued to shareholders for reinvestment of dividends......    4,609,187      45,391,528
Shares tendered (four quarterly tender offers)...................  (14,621,494)   (143,951,874)
                                                                   -----------  --------------
Balance, March 31, 2000..........................................  272,253,076  $2,707,995,643
                                                                   ===========  ==============

On April 27, 2000, the Trustees approved a tender offer to purchase up to 15 million shares of beneficial interest to commence on May 17, 2000.

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
NOTES TO FINANCIAL STATEMENTS MARCH 31, 2000 (UNAUDITED) CONTINUED

6. COMMITMENTS AND CONTINGENCIES

As of March 31, 2000, the Trust had unfunded loan commitments pursuant to the following loan agreements:

                                                                    UNFUNDED
BORROWER                                                           COMMITMENT
--------                                                           -----------
Arena Brands, Inc................................................  $ 1,275,000
Bridge Information Systems, Inc..................................      222,222
Crown Paper Co...................................................    1,400,991
Jet Plastica Industries, Inc.....................................    2,162,162
Mafco Finance Corp...............................................    1,514,423
Spalding Holdings Corp...........................................    1,882,353
Teligent, Inc. (Multi-Draw)......................................    6,666,667
Teligent, Inc. (Revolver)........................................    3,333,333
World Kitchen Consumer Products, Inc.............................      301,818
                                                                   -----------
                                                                   $18,758,969
                                                                   ===========

The total value of securities segregated for unfunded loan commitments was $24,932,778.

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                               FOR THE SIX                       FOR THE YEAR ENDED SEPTEMBER 30,
                                               MONTHS ENDED       ---------------------------------------------------------------
                                              MARCH 31, 2000         1999          1998          1997         1996         1995
--------------------------------------------------------------------------------------------------------------------
                                               (UNAUDITED)
SELECTED PER SHARE DATA:

Net asset value, beginning of period.........   $     9.87        $     9.91    $     9.95    $     9.94    $   9.99     $  10.00
                                                ----------        ----------    ----------    ----------    --------     --------
Income (loss) from investment operations:
   Net investment income.....................         0.39              0.70          0.71          0.75        0.74         0.82
   Net realized and unrealized gain (loss)...        (0.03)            (0.05)        (0.03)       --           (0.04)        0.01
                                                ----------        ----------    ----------    ----------    --------     --------

Total income from investment operations......         0.36              0.65          0.68          0.75        0.70         0.83
                                                ----------        ----------    ----------    ----------    --------     --------

Less dividends and distributions from:
   Net investment income.....................        (0.39)            (0.69)        (0.72)        (0.74)      (0.75)       (0.81)
   Net realized gain.........................      --                 --            --            --           --           (0.03)
                                                ----------        ----------    ----------    ----------    --------     --------

Total dividends and distributions............        (0.39)            (0.69)        (0.72)        (0.74)      (0.75)       (0.84)
                                                ----------        ----------    ----------    ----------    --------     --------

Net asset value, end of period...............   $     9.84        $     9.87    $     9.91    $     9.95    $   9.94     $   9.99
                                                ==========        ==========    ==========    ==========    ========     ========

TOTAL RETURN+................................         3.72%(1)          6.72%         7.14%         7.78%       7.25%        8.57%

RATIOS TO AVERAGE NET ASSETS:
Expenses.....................................         1.21%(2)(3)       1.22%         1.29%         1.40%       1.46%        1.52%

Net investment income........................         7.99%(2)          7.02%         7.17%         7.53%       7.50%        8.11%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands......   $2,678,641        $2,513,959    $1,996,709    $1,344,603    $939,471     $521,361

Portfolio turnover rate......................           28%(1)            44%           68%           86%         72%         102%

---------------------

 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period. Dividends and distributions are assumed to be reinvested at the prices obtained under the Trust's dividend reinvestment plan.
(1)  Not annualized.
(2)  Annualized.
(3)  Does not reflect the effect of expense offset of 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder


OFFICERS

Charles A. Fiumefreddo
CHAIRMAN AND CHIEF EXECUTIVE OFFICER

Mitchell M. Merin
PRESIDENT

Barry Fink
VICE PRESIDENT, SECRETARY AND GENERAL COUNSEL

Rajesh K. Gupta
VICE PRESIDENT

Sheila A. Finnerty
VICE PRESIDENT

Peter Gewirtz
ASSISTANT VICE PRESIDENT

Thomas F. Caloia
TREASURER


TRANSFER AGENT
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311


INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036


INVESTMENT ADVISOR
Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048


The financial statements included herein have been taken from the records of the Trust without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Trust. For more detailed information about the Trust, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Trust.

This report is not authorized for distribution to prospective investors in the Trust unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Morgan Stanley Dean Witter Distributors Inc., member NASD.

MORGAN STANLEY
DEAN WITTER
PRIME INCOME TRUST

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SEMIANNUAL REPORT
MARCH 31, 2000